NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
NONCONTROLLING INTEREST
Schedule of movement on the noncontrolling interests

	RMB	US$
		(Note 3)
	(in thousands)
Noncontrolling interest on December 31, 2022	(17,771)	(2,541)
Net loss attributable to noncontrolling interest	(7,427)	(1,062)
Contributions from noncontrolling interest	262	36
Noncontrolling interest derecognized upon deconsolidation	—	—
Noncontrolling interest on December 31, 2023	(24,936)	(3,567)
Net loss attributable to noncontrolling interest	(218)	(31)
Contributions from noncontrolling interest	1,099	157
Noncontrolling interest derecognized upon deconsolidation	10,278	1,470
Noncontrolling interest on December 31, 2024	(13,777)	(1,971)
Net loss attributable to noncontrolling interest	(6,470)	(925)
Contributions from noncontrolling interest	1,144	164
Noncontrolling interest derecognized upon deconsolidation	(1,496)	(214)
Noncontrolling interest derecognized upon acquisition	(444)	(63)
Noncontrolling interest on December 31, 2025	(21,043)	(3,009)